Intangible Assets (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Amortization expense	$ 63,175	$ 123,623	$ 188,841	$ 185,435	$ 247,247	$ 0